Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Property and Equipment, Net, Subtotal	$ 42,613	$ 42,716
Less: accumulated depreciation	(27,185)	(21,572)
Total	26,670	21,144
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Net, Subtotal	31,197	31,261
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Net, Subtotal	$ 11,416	$ 11,455